Revenue Recognition - Disaggregation of Revenue by Major Products and Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue by Major Products/Service Offerings
Total Revenue	$ 60,530	$ 57,350	$ 55,179
Business Segments
Revenue by Major Products/Service Offerings
Total Revenue	60,077	56,231	53,888
Other
Revenue by Major Products/Service Offerings
Revenue	453	1,119	1,291
Software | Business Segments
Revenue by Major Products/Service Offerings
Revenue	25,037	23,426	22,124
Total Revenue	25,037	23,426	22,124
Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	19,107	17,844	16,257
Total Revenue	19,107	17,844	16,257
Infrastructure | Business Segments
Revenue by Major Products/Service Offerings
Revenue	15,288	14,188	14,533
Total Revenue	15,288	14,188	14,533
Financing | Business Segments
Revenue by Major Products/Service Offerings
Financial Services Revenue	645	774	975
Total Revenue	645	774	975
Hybrid Platform & Solutions | Software | Business Segments
Revenue by Major Products/Service Offerings
Revenue	17,866	17,036	15,518
Transaction Processing | Software | Business Segments
Revenue by Major Products/Service Offerings
Revenue	7,171	6,390	6,606
Business Transformation | Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	8,834	8,284	7,193
Application Operations | Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	6,508	6,095	5,931
Technology Consulting | Consulting | Business Segments
Revenue by Major Products/Service Offerings
Revenue	3,765	3,466	3,133
Hybrid Infrastructure | Infrastructure | Business Segments
Revenue by Major Products/Service Offerings
Revenue	9,451	8,167	8,415
Infrastructure Support | Infrastructure | Business Segments
Revenue by Major Products/Service Offerings
Revenue	$ 5,837	$ 6,021	$ 6,118